Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Other financial assets [Abstract]
Other financial assets (Tables), Other non-current financial assets [Text Block]

Philips Group

Other non-current financial assets

in millions of EUR

2018

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2018 [1]	104	369	114	587
Changes:
Acquisitions/additions	30	1	14	45
Sales/redemptions/reductions	(20)	(18)	(78)	(116)
Value adjustment through OCI	-	(164)		(164)
Value adjustment through P&L	(2)		-	(1)
Translation differences and other	2	12	(4)	10
Reclassifications	2	(2)	-	-
Balance as of December 31, 2018	116	198	46	360
[1] Refer to IFRS 9 disclosure in Significant accounting policies note for the impact of IFRS 9 on 2018 opening balance.

Philips Group

Other non-current financial assets

in millions of EUR

2017

	available-for-sale financial assets	loans and receivables	held-to-maturity investments	financial assets at fair value through profit or loss	total
Balance as of January 1, 2017	172	134	2	27	335
Changes:
Reclassifications	(1)	2	-	1	2
Acquisitions/additions	368	5	-	-	374
Sales/redemptions	(23)	(8)	-	(3)	(34)
Impairment	(1)	-			(1)
Value adjustments	(46)	-		8	(39)
Translation differences and other	(24)	(20)	(1)	(6)	(50)
Balance as of December 31, 2017	446	114	1	27	587